ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2014
ASSET RETIREMENT OBLIGATIONS
Estimated present value of the group's asset retirement obligations and change in liabilities

	2014	2013
Balance, beginning of the year	2,743	2,763
Liabilities incurred in the current period	73	303
Accretion expense	251	97
Revisions in estimated cash flows	26	(453)
Disposal of assets	(41)	—
Currency translation adjustment	(30)	33

Balance, end of the year	3,022	2,743